                              CASH ASSETS PORTFOLIO

               (SERIES PORTFOLIO OF SHORT-TERM INVESTMENTS TRUST)

                         Supplement dated March 31, 2006
       to the Statement of Additional Information dated December 20, 2005

The following (1) replaces in its entirety, the information relating to Lisa O. Brinkley and Kevin M. Carome and (2) is added with respect to John M. Zerr and Todd L. Spillane, under the heading "APPENDIX C TRUSTEES AND OFFICERS- OTHER OFFICERS" in the Statement of Additional Information.

                           TRUSTEE                                                               OTHER
"NAME, YEAR OF BIRTH AND    AND/OR                                                           TRUSTEESHIP(S)
 POSITION(S) HELD WITH     OFFICER                                                               HELD BY
        THE TRUST           SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            TRUSTEE
------------------------   -------   -----------------------------------------------------   --------------
OTHER OFFICERS

Lisa O. Brinkley - 1959      2004    Global Compliance Director, AMVESCAP PLC; and Vice            N/A
Vice President                       President of the AIM Family of Funds

                                     Formerly: Senior Vice President, A I M Management
                                     Group Inc. (financial services holding company);
                                     Senior Vice President and Chief Compliance Officer,
                                     A I M Advisors, Inc. and the AIM Family of Funds;
                                     Vice President and Chief Compliance Officer, A I M
                                     Capital Management, Inc. and A I M Distributors,
                                     Inc.; Vice President, AIM Investment Services, Inc.
                                     and Fund Management Company; and Senior Vice
                                     President and Compliance Director, Delaware
                                     Investments Family of Funds

Kevin M. Carome - 1956       2003    Senior Vice President and General Counsel, AMVESCAP           N/A
Vice President                       PLC; and Vice President of the AIM Family of Funds

                                     Formerly: Director, General Counsel, and Vice
                                     President Fund Management Company; Director, Senior
                                     Vice President, Secretary and General Counsel, A I M
                                     Management Group Inc. (financial services holding
                                     company) and A I M Advisors, Inc.; Director and Vice
                                     President, INVESCO Distributors, Inc.; Senior Vice
                                     President, A I M Distributors, Inc.; Vice President,
                                     A I M Capital Management, Inc. and AIM Investment
                                     Services, Inc.; Senior Vice President and Secretary
                                     of the AIM Family of Funds; and Senior Vice President
                                     and General Counsel, Liberty Financial Companies,
                                     Inc. and Liberty Funds Group, LLC

Todd L. Spillane* - 1958     2006    Senior Vice President, A I M Management Group Inc.;           N/A
Chief Compliance Officer             Senior Vice President and Chief Compliance Officer,
                                     A I M Advisors, Inc.; Chief Compliance Officer of the
                                     AIM Family of Funds; Vice President and Chief
                                     Compliance Officer, A I M Capital Management, Inc.;
                                     and Vice President, A I M Distributors, Inc., AIM
                                     Investment Services, Inc. and Fund Management Company

                                     Formerly: Global Head of Product Development,
                                     AIG-Global Investment Group, Inc.; Chief Compliance
                                     Officer and Deputy General Counsel, AIG-SunAmerica
                                     Asset Management, and Chief Compliance Officer, Chief
                                     Operating Officer and Deputy General Counsel,
                                     American General Investment Management

John M. Zerr** - 1962        2006    Director, Senior Vice President, Secretary and                N/A
Senior Vice President,               General Counsel, A I M Management Group Inc.
Chief Legal Officer and              (financial services holding company) and A I M
Secretary                            Advisors, Inc.; Director and Vice President, INVESCO
                                     Distributors, Inc.; Vice President, A I M Capital
                                     Management, Inc., AIM Investment Services, Inc., and
                                     Fund Management Company; Senior Vice President, A I M
                                     Distributors, Inc.; and Senior Vice President, Chief
                                     Legal

                                     Officer and Secretary of the AIM Family of Funds

                                     Formerly: Chief Operating Officer, Senior Vice
                                     President, General Counsel, and Secretary, Liberty
                                     Ridge Capital, Inc. (an investment adviser); Vice
                                     President and Secretary, PBHG Funds (an investment
                                     company); Vice President and Secretary, PBHG
                                     Insurance Series Fund (an investment company);
                                     General Counsel and Secretary, Pilgrim Baxter Value
                                     Investors (an investment adviser); Chief Operating
                                     Officer, General Counsel and Secretary, Old Mutual
                                     Investment Partners (a broker-dealer); General
                                     Counsel and Secretary, Old Mutual Fund Services (an
                                     administrator); General Counsel and Secretary, Old
                                     Mutual Shareholder Services (a shareholder servicing
                                     center); Executive Vice President, General Counsel
                                     and Secretary, Old Mutual Capital, Inc. (an
                                     investment adviser); and Vice President and
                                     Secretary, Old Mutual Advisors Funds (an investment
                                     company)

*    Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006.

** Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.

Additionally, effective March 31, 2006, Mr. Edward K. Dunn retired as a Trustee of the AIM Funds."

                          GOVERNMENT & AGENCY PORTFOLIO

               (SERIES PORTFOLIO OF SHORT-TERM INVESTMENTS TRUST)

                         Supplement dated March 31, 2006
       to the Statement of Additional Information dated December 20, 2005

The following (1) replaces in its entirety, the information relating to Lisa O. Brinkley and Kevin M. Carome and (2) is added with respect to John M. Zerr and Todd L. Spillane, under the heading "APPENDIX C TRUSTEES AND OFFICERS- OTHER OFFICERS" in the Statement of Additional Information.

                           TRUSTEE                                                                OTHER
"NAME, YEAR OF BIRTH AND    AND/OR                                                           TRUSTEESHIP(S)
 POSITION(S) HELD WITH     OFFICER                                                               HELD BY
        THE TRUST           SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            TRUSTEE
------------------------   -------   -----------------------------------------------------   --------------
OTHER OFFICERS

Lisa O. Brinkley -- 1959     2004    Global Compliance Director, AMVESCAP PLC; and Vice            N/A
Vice President                       President of the AIM Family of Funds

                                     Formerly: Senior Vice President, A I M Management
                                     Group Inc. (financial services holding company);
                                     Senior Vice President and Chief Compliance Officer, A
                                     I M Advisors, Inc. and the AIM Family of Funds; Vice
                                     President and Chief Compliance Officer, A I M Capital
                                     Management, Inc. and A I M Distributors, Inc.; Vice
                                     President, AIM Investment Services, Inc. and Fund
                                     Management Company; and Senior Vice President and
                                     Compliance Director, Delaware Investments Family of
                                     Funds

Kevin M. Carome - 1956       2003    Senior Vice President and General Counsel, AMVESCAP           N/A
Vice President                       PLC; and Vice President of the AIM Family of Funds

                                     Formerly: Director, General Counsel, and Vice
                                     President Fund Management Company; Director, Senior
                                     Vice President, Secretary and General Counsel, A I M
                                     Management Group Inc. (financial services holding
                                     company) and A I M Advisors, Inc.; Director and Vice
                                     President, INVESCO Distributors, Inc.; Senior Vice
                                     President, A I M Distributors, Inc.; Vice President,
                                     A I M Capital Management, Inc. and AIM Investment
                                     Services, Inc.; Senior Vice President and Secretary
                                     of the AIM Family of Funds; and Senior Vice President
                                     and General Counsel, Liberty Financial Companies,
                                     Inc. and Liberty Funds Group, LLC

Todd L. Spillane* - 1958     2006    Senior Vice President, A I M Management Group Inc.;           N/A
Chief Compliance Officer             Senior Vice President and Chief Compliance Officer, A
                                     I M Advisors, Inc.; Chief Compliance Officer of the
                                     AIM Family of Funds; Vice President and Chief
                                     Compliance Officer, A I M Capital Management, Inc.;
                                     and Vice President, A I M Distributors, Inc., AIM
                                     Investment Services, Inc. and Fund Management Company

                                     Formerly: Global Head of Product Development,
                                     AIG-Global Investment Group, Inc.; Chief Compliance
                                     Officer and Deputy General Counsel, AIG-SunAmerica
                                     Asset Management, and Chief Compliance Officer, Chief
                                     Operating Officer and Deputy General Counsel,
                                     American General Investment Management

John M. Zerr** - 1962        2006    Director, Senior Vice President, Secretary and                N/A
Senior Vice President,               General Counsel, A I M Management Group Inc.
Chief Legal Officer and              (financial services holding company) and A I M
Secretary                            Advisors, Inc.; Director and Vice President, INVESCO
                                     Distributors, Inc.; Vice President, A I M Capital
                                     Management, Inc., AIM Investment Services, Inc., and
                                     Fund Management Company; Senior Vice President, A I M
                                     Distributors, Inc.; and Senior Vice President, Chief
                                     Legal

                                     Officer and Secretary of the AIM Family of Funds

                                     Formerly: Chief Operating Officer, Senior Vice
                                     President, General Counsel, and Secretary, Liberty
                                     Ridge Capital, Inc. (an investment adviser); Vice
                                     President and Secretary, PBHG Funds (an investment
                                     company); Vice President and Secretary, PBHG
                                     Insurance Series Fund (an investment company);
                                     General Counsel and Secretary, Pilgrim Baxter Value
                                     Investors (an investment adviser); Chief Operating
                                     Officer, General Counsel and Secretary, Old Mutual
                                     Investment Partners (a broker-dealer); General
                                     Counsel and Secretary, Old Mutual Fund Services (an
                                     administrator); General Counsel and Secretary, Old
                                     Mutual Shareholder Services (a shareholder servicing
                                     center); Executive Vice President, General Counsel
                                     and Secretary, Old Mutual Capital, Inc. (an
                                     investment adviser); and Vice President and
                                     Secretary, Old Mutual Advisors Funds (an investment
                                     company)

*    Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006.

** Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.

Additionally, effective March 31, 2006, Mr. Edward K. Dunn retired as a Trustee of the AIM Funds."

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

               (SERIES PORTFOLIO OF SHORT-TERM INVESTMENTS TRUST)

                         Supplement dated March 31, 2006
       to the Statement of Additional Information dated December 20, 2005

The following (1) replaces in its entirety, the information relating to Lisa O. Brinkley and Kevin M. Carome and (2) is added with respect to John M. Zerr and Todd L. Spillane, under the heading "APPENDIX C TRUSTEES AND OFFICERS- OTHER OFFICERS" in the Statement of Additional Information.

  "NAME, YEAR OF BIRTH            TRUSTEE            PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS                 OTHER
  AND POSITION(s) HELD             AND/OR                                                                     TRUSTEESHIP(s)
     WITH THE TRUST               OFFICER                                                                        HELD BY
                                   SINCE                                                                         TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------------
 Lisa O. Brinkley -- 1959          2004      Global Compliance Director, AMVESCAP PLC; and Vice President
 Vice President                              of the AIM Family of Funds                                            N/A

                                             Formerly:  Senior Vice President, A I M Management Group Inc.
                                             (financial services holding company); Senior Vice President and Chief Compliance Officer, A I M Advisors, Inc. and the
                                             AIM Family of Funds; Vice President and Chief Compliance
                                             Officer, A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM Investment Services,
                                             Inc. and Fund Management Company; and Senior Vice President
                                             and Compliance Director, Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------
 Kevin M. Carome - 1956 Vice       2003      Senior Vice President and General Counsel, AMVESCAP PLC; and          N/A
 President                                   Vice President of the AIM Family of Funds

                                             Formerly: Director, General Counsel, and Vice President Fund
                                             Management Company; Director, Senior Vice President,
                                             Secretary and General Counsel, A I M Management Group Inc.
                                             (financial services holding company) and A I M Advisors,
                                             Inc.; Director and Vice President, INVESCO Distributors,
                                             Inc.; Senior Vice President, A I M Distributors, Inc.; Vice
                                             President, A I M Capital Management, Inc. and AIM Investment
                                             Services, Inc.; Senior Vice President and Secretary of the
                                             AIM Family of Funds; and Senior Vice President and General
                                             Counsel, Liberty Financial Companies, Inc. and Liberty Funds
                                             Group, LLC
---------------------------------------------------------------------------------------------------------------------------
 Todd L. Spillane* - 1958          2006      Senior Vice President, A I M Management Group Inc.; Senior            N/A
 Chief Compliance Officer                    Vice President and Chief Compliance Officer, A I M Advisors,
                                             Inc.; Chief Compliance Officer of the AIM Family of Funds;
                                             Vice President and Chief Compliance Officer, A I M Capital
                                             Management, Inc.; and Vice President, A I M Distributors, Inc.,
                                             AIM Investment Services, Inc. and Fund Management Company

                                             Formerly:  Global Head of Product Development, AIG-Global
                                             Investment Group, Inc.; Chief Compliance Officer and Deputy
                                             General Counsel, AIG-SunAmerica Asset Management, and Chief
                                             Compliance Officer, Chief Operating Officer and Deputy
                                             General Counsel, American General Investment Management
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 John M. Zerr** - 1962             2006      Director, Senior Vice President, Secretary and General                N/A
 Senior Vice President,                      Counsel, A I M Management Group Inc. (financial services
 Chief Legal Officer and                     holding company) and A I M Advisors, Inc.; Director and Vice
 Secretary                                   President, INVESCO Distributors, Inc.; Vice President, A I M
                                             Capital Management, Inc., AIM Investment Services, Inc., and
                                             Fund Management Company; Senior Vice President, A I M
                                             Distributors, Inc.; and Senior Vice President, Chief Legal
                                             Officer and Secretary of the AIM Family of Funds

                                             Formerly:  Chief Operating Officer, Senior Vice President,
                                             General Counsel, and Secretary, Liberty Ridge Capital, Inc.
                                             (an investment adviser); Vice President and Secretary, PBHG
                                             Funds (an investment company); Vice President and Secretary,
                                             PBHG Insurance Series Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter Value Investors (an
                                             investment adviser); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a
                                             broker-dealer); General Counsel and Secretary, Old Mutual
                                             Fund Services (an administrator); General Counsel and
                                             Secretary, Old Mutual Shareholder Services (a shareholder
                                             servicing center);  Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment
                                             adviser); and Vice President and Secretary, Old Mutual
                                             Advisors Funds (an investment company)
---------------------------------------------------------------------------------------------------------------------------

*  Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006.

** Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.

Additionally, effective March 31, 2006, Mr. Edward K. Dunn retired as a Trustee of the AIM Funds."

                             LIQUID ASSETS PORTFOLIO

               (SERIES PORTFOLIO OF SHORT-TERM INVESTMENTS TRUST)

                         Supplement dated March 31, 2006
       to the Statement of Additional Information dated December 20, 2005

The following (1) replaces in its entirety, the information relating to Lisa O. Brinkley and Kevin M. Carome and (2) is added with respect to John M. Zerr and Todd L. Spillane, under the heading "APPENDIX C TRUSTEES AND OFFICERS- OTHER OFFICERS" in the Statement of Additional Information.

                           TRUSTEE                                                                OTHER
"NAME, YEAR OF BIRTH AND    AND/OR                                                           TRUSTEESHIP(S)
 POSITION(S) HELD WITH     OFFICER                                                               HELD BY
        THE TRUST           SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            TRUSTEE
------------------------   -------   -----------------------------------------------------   --------------
OTHER OFFICERS

Lisa O. Brinkley - 1959      2004    Global Compliance Director, AMVESCAP PLC; and                 N/A
Vice President                       Vice President of the AIM Family of Funds

                                     Formerly: Senior Vice President, A I M
                                     Management Group Inc. (financial services holding
                                     company); Senior Vice President and Chief
                                     Compliance Officer, A I M Advisors, Inc. and the
                                     AIM Family of Funds; Vice President and Chief
                                     Compliance Officer, A I M Capital Management,
                                     Inc. and A I M Distributors, Inc.; Vice
                                     President, AIM Investment Services, Inc. and Fund
                                     Management Company; and Senior Vice President and
                                     Compliance Director, Delaware Investments Family
                                     of Funds

Kevin M. Carome - 1956       2003    Senior Vice President and General Counsel,                    N/A
Vice President                       AMVESCAP PLC; and Vice President of the AIM
                                     Family of Funds

                                     Formerly: Director, General Counsel, and Vice
                                     President Fund Management Company; Director,
                                     Senior Vice President, Secretary and General
                                     Counsel, A I M Management Group Inc. (financial
                                     services holding company) and A I M Advisors,
                                     Inc.; Director and Vice President, INVESCO
                                     Distributors, Inc.; Senior Vice President,
                                     A I M Distributors, Inc.; Vice President,
                                     A I M Capital Management, Inc. and AIM Investment
                                     Services, Inc.; Senior Vice President and
                                     Secretary of the AIM Family of Funds; and Senior
                                     Vice President and General Counsel, Liberty
                                     Financial Companies, Inc. and Liberty Funds
                                     Group, LLC

Todd L. Spillane* - 1958     2006    Senior Vice President, A I M Management Group                 N/A
Chief Complianc Office               Inc.; Senior Vice President and Chief Compliance
                                     Officer, A I M Advisors, Inc.; Chief Compliance
                                     Officer of the AIM Family of Funds; Vice
                                     President and Chief Compliance Officer, A I M
                                     Capital Management, Inc.; and Vice President,
                                     A I M Distributors, Inc., AIM Investment
                                     Services, Inc. and Fund Management Company

                                     Formerly: Global Head of Product Development,
                                     AIG-Global Investment Group, Inc.; Chief
                                     Compliance Officer and Deputy General Counsel,
                                     AIG-SunAmerica Asset Management, and Chief
                                     Compliance Officer, Chief Operating Officer and
                                     Deputy General Counsel, American General
                                     Investment Management

John M. Zerr** - 1962        2006    Director, Senior Vice President, Secretary and                N/A
Senior Vice President,               General Counsel, A I M Management Group Inc.
Chief Legal Officer                  (financial services holding company) and
and Secretary                        A I M Advisors, Inc.; Director and Vice
                                     President, INVESCO Distributors, Inc.; Vice
                                     President, A I M Capital Management, Inc., AIM
                                     Investment Services, Inc., and Fund Management
                                     Company; Senior Vice President, A I M
                                     Distributors, Inc.; and Senior Vice President,
                                     Chief Legal

                                     Officer and Secretary of the AIM Family of Funds

                                     Formerly: Chief Operating Officer, Senior Vice
                                     President, General Counsel, and Secretary,
                                     Liberty Ridge Capital, Inc. (an investment
                                     adviser); Vice President and Secretary, PBHG
                                     Funds (an investment company); Vice President and
                                     Secretary, PBHG Insurance Series Fund (an
                                     investment company); General Counsel and
                                     Secretary, Pilgrim Baxter Value Investors (an
                                     investment adviser); Chief Operating Officer,
                                     General Counsel and Secretary, Old Mutual
                                     Investment Partners (a broker-dealer); General
                                     Counsel and Secretary, Old Mutual Fund Services
                                     (an administrator); General Counsel and
                                     Secretary, Old Mutual Shareholder Services (a
                                     shareholder servicing center);  Executive Vice
                                     President, General Counsel and Secretary, Old
                                     Mutual Capital, Inc. (an investment adviser); and
                                     Vice President and Secretary, Old Mutual Advisors
                                     Funds (an investment company)

*    Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006.

** Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.

Additionally, effective March 31, 2006, Mr. Edward K. Dunn retired as a Trustee of the AIM Funds."

                              STIC PRIME PORTFOLIO

               (SERIES PORTFOLIO OF SHORT-TERM INVESTMENTS TRUST)

                         Supplement dated March 31, 2006
       to the Statement of Additional Information dated December 20, 2005

The following (1) replaces in its entirety, the information relating to Lisa O. Brinkley and Kevin M. Carome and (2) is added with respect to John M. Zerr and Todd L. Spillane, under the heading "APPENDIX C TRUSTEES AND OFFICERS- OTHER OFFICERS" in the Statement of Additional Information.

                           TRUSTEE                                                                OTHER
  "NAME, YEAR OF BIRTH      AND/OR                                                           TRUSTEESHIP(S)
  AND POSITION(S) HELD     OFFICER                                                               HELD BY
     WITH THE TRUST         SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            TRUSTEE
------------------------   -------   -----------------------------------------------------   --------------
OTHER OFFICERS

Lisa O. Brinkley - 1959      2004    Global Compliance Director, AMVESCAP PLC; and Vice            N/A
Vice President                       President of the AIM Family of Funds

                                     Formerly: Senior Vice President, A I M Management
                                     Group Inc. (financial services holding company);
                                     Senior Vice President and Chief Compliance Officer, A
                                     I M Advisors, Inc. and the AIM Family of Funds; Vice
                                     President and Chief Compliance Officer, A I M Capital
                                     Management, Inc. and A I M Distributors, Inc.; Vice
                                     President, AIM Investment Services, Inc. and Fund
                                     Management Company; and Senior Vice President and
                                     Compliance Director, Delaware Investments Family of
                                     Funds

Kevin M. Carome - 1956       2003    Senior Vice President and General Counsel, AMVESCAP           N/A
Vice President                       PLC; and Vice President of the AIM Family of Funds

                                     Formerly: Director, General Counsel, and Vice
                                     President Fund Management Company; Director, Senior
                                     Vice President, Secretary and General Counsel, A I M
                                     Management Group Inc. (financial services holding
                                     company) and A I M Advisors, Inc.; Director and Vice
                                     President, INVESCO Distributors, Inc.; Senior Vice
                                     President, A I M Distributors, Inc.; Vice President,
                                     A I M Capital Management, Inc. and AIM Investment
                                     Services, Inc.; Senior Vice President and Secretary
                                     of the AIM Family of Funds; and Senior Vice President
                                     and General Counsel, Liberty Financial Companies,
                                     Inc. and Liberty Funds Group, LLC

Todd L. Spillane* - 1958     2006    Senior Vice President, A I M Management Group Inc.;           N/A
Chief Compliance Officer             Senior Vice President and Chief Compliance Officer, A
                                     I M Advisors, Inc.; Chief Compliance Officer of the
                                     AIM Family of Funds; Vice President and Chief
                                     Compliance Officer, A I M Capital Management, Inc.;
                                     and Vice President, A I M Distributors, Inc., AIM
                                     Investment Services, Inc. and Fund Management Company

                                     Formerly: Global Head of Product Development,
                                     AIG-Global Investment Group, Inc.; Chief Compliance
                                     Officer and Deputy General Counsel, AIG-SunAmerica
                                     Asset Management, and Chief Compliance Officer, Chief
                                     Operating Officer and Deputy General Counsel,
                                     American General Investment Management

John M. Zerr** - 1962        2006    Director, Senior Vice President, Secretary and                N/A
Senior Vice President,               General Counsel, A I M Management Group Inc.
Chief Legal Officer                  (financial services holding company) and A I M
and Secretary                        Advisors, Inc.; Director and Vice President, INVESCO
                                     Distributors, Inc.; Vice President, A I M Capital
                                     Management, Inc., AIM Investment Services, Inc., and
                                     Fund Management Company; Senior Vice President, A I M
                                     Distributors, Inc.; and Senior Vice President, Chief
                                     Legal

                                     Officer and Secretary of the AIM Family of Funds

                                     Formerly: Chief Operating Officer, Senior Vice
                                     President, General Counsel, and Secretary, Liberty
                                     Ridge Capital, Inc. (an investment adviser); Vice
                                     President and Secretary, PBHG Funds (an investment
                                     company); Vice President and Secretary, PBHG
                                     Insurance Series Fund (an investment company);
                                     General Counsel and Secretary, Pilgrim Baxter Value
                                     Investors (an investment adviser); Chief Operating
                                     Officer, General Counsel and Secretary, Old Mutual
                                     Investment Partners (a broker-dealer); General
                                     Counsel and Secretary, Old Mutual Fund Services (an
                                     administrator); General Counsel and Secretary, Old
                                     Mutual Shareholder Services (a shareholder servicing
                                     center); Executive Vice President, General Counsel
                                     and Secretary, Old Mutual Capital, Inc. (an
                                     investment adviser); and Vice President and
                                     Secretary, Old Mutual Advisors Funds (an investment
                                     company)

*    Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006.

** Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.

Additionally, effective March 31, 2006, Mr. Edward K. Dunn retired as a Trustee of the AIM Funds."

                                      TREASURY PORTFOLIO

                      (SERIES PORTFOLIO OF SHORT-TERM INVESTMENTS TRUST)

                         Supplement dated March 31, 2006
       to the Statement of Additional Information dated December 20, 2005

The following (1) replaces in its entirety, the information relating to Lisa O. Brinkley and Kevin M. Carome and (2) is added with respect to John M. Zerr and Todd L. Spillane, under the heading "APPENDIX C TRUSTEES AND OFFICERS- OTHER OFFICERS" in the Statement of Additional Information.

                           TRUSTEE                                                            OTHER
"NAME, YEAR OF BIRTH AND    AND/OR                                                       TRUSTEESHIP(S)
  POSITION(S) HELD WITH    OFFICER                                                           HELD BY
        THE TRUST           SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          TRUSTEE
------------------------   -------   -------------------------------------------------   --------------
Lisa O. Brinkley - 1959      2004    Global Compliance Director, AMVESCAP PLC; and             N/A
Vice President                       Vice President of the AIM Family of Funds

                                     Formerly: Senior Vice President, A I M
                                     Management Group Inc. (financial services holding
                                     company); Senior Vice President and Chief
                                     Compliance Officer, A I M Advisors, Inc. and the
                                     AIM Family of Funds; Vice President and Chief
                                     Compliance Officer, A I M Capital Management,
                                     Inc. and A I M Distributors, Inc.; Vice
                                     President, AIM Investment Services, Inc. and Fund
                                     Management Company; and Senior Vice President and
                                     Compliance Director, Delaware Investments Family
                                     of Funds

Kevin M. Carome - 1956       2003    Senior Vice President and General Counsel,                N/A
Vice President                       AMVESCAP PLC; and Vice President of the AIM
                                     Family of Funds

                                     Formerly: Director, General Counsel, and Vice
                                     President Fund Management Company; Director,
                                     Senior Vice President, Secretary and General
                                     Counsel, A I M Management Group Inc. (financial
                                     services holding company) and A I M Advisors,
                                     Inc.; Director and Vice President, INVESCO
                                     Distributors, Inc.; Senior Vice President,
                                     A I M Distributors, Inc.; Vice President,
                                     A I M Capital Management, Inc. and AIM Investment
                                     Services, Inc.; Senior Vice President and
                                     Secretary of the AIM Family of Funds; and Senior
                                     Vice President and General Counsel, Liberty
                                     Financial Companies, Inc. and Liberty Funds
                                     Group, LLC

Todd L. Spillane* - 1958     2006    Senior Vice President, A I M Management Group             N/A
Chief Compliance Officer             Inc.; Senior Vice President and Chief Compliance
                                     Officer, A I M Advisors, Inc.; Chief Compliance
                                     Officer of the AIM Family of Funds; Vice
                                     President and Chief Compliance Officer, A I M
                                     Capital Management, Inc.; and Vice President,
                                     A I M Distributors, Inc., AIM Investment
                                     Services, Inc. and Fund Management Company

                                     Formerly: Global Head of Product Development,
                                     AIG-Global Investment Group, Inc.; Chief
                                     Compliance Officer and Deputy General Counsel,
                                     AIG-SunAmerica Asset Management, and Chief
                                     Compliance Officer, Chief Operating Officer and
                                     Deputy General Counsel, American General
                                     Investment Management

John M. Zerr** - 1962        2006    Director, Senior Vice President, Secretary and            N/A
Senior Vice President,               General Counsel, A I M Management Group Inc.
Chief Legal Officer                  (financial services holding company) and
and Secretary                        A I M Advisors, Inc.; Director and Vice
                                     President, INVESCO Distributors, Inc.; Vice
                                     President, A I M Capital Management, Inc., AIM
                                     Investment Services, Inc., and Fund Management
                                     Company; Senior Vice President, A I M
                                     Distributors, Inc.; and Senior Vice President,
                                     Chief Legal

                                     Officer and Secretary of the AIM Family of Funds

                                     Formerly: Chief Operating Officer, Senior Vice
                                     President, General Counsel, and Secretary,
                                     Liberty Ridge Capital, Inc. (an investment
                                     adviser); Vice President and Secretary, PBHG
                                     Funds (an investment company); Vice President and
                                     Secretary, PBHG Insurance Series Fund (an
                                     investment company); General Counsel and
                                     Secretary, Pilgrim Baxter Value Investors (an
                                     investment adviser); Chief Operating Officer,
                                     General Counsel and Secretary, Old Mutual
                                     Investment Partners (a broker-dealer); General
                                     Counsel and Secretary, Old Mutual Fund Services
                                     (an administrator); General Counsel and
                                     Secretary, Old Mutual Shareholder Services (a
                                     shareholder servicing center);  Executive Vice
                                     President, General Counsel and Secretary, Old
                                     Mutual Capital, Inc. (an investment adviser); and
                                     Vice President and Secretary, Old Mutual Advisors
                                     Funds (an investment company)

*    Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006.

** Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.

Additionally, effective March 31, 2006, Mr. Edward K. Dunn retired as a Trustee of the AIM Funds."